Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 BRL (R$) item	Dec. 31, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 3,105,168,000	R$ 3,105,168,000	R$ 3,112,877,000
Payments		(194,708,000)	(156,097,000)
Reversal		(239,045,000)	(129,252,000)
Additions		156,923,000	239,750,000
Monetary adjustment		88,551,000	37,890,000
Provision Balance		2,916,889,000	3,105,168,000
Judicial deposits		(115,151,000)	(178,418,000)
Balance provision at the end for the period		2,801,738,000	2,926,750,000
Probable losses | Tax and social security
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	407,964,000	407,964,000	468,839,000
Payments		(71,692,000)	(60,081,000)
Reversal		(51,228,000)	(9,540,000)
Additions		14,650,000	4,689,000
Monetary adjustment		40,069,000	4,057,000
Provision Balance		339,763,000	407,964,000
Judicial deposits		(31,579,000)	(66,746,000)
Balance provision at the end for the period		308,184,000	341,218,000
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	353,926,000	353,926,000	349,058,000
Payments		(113,840,000)	(89,221,000)
Reversal		(99,936,000)	(89,941,000)
Additions		128,217,000	162,456,000
Monetary adjustment		27,991,000	21,574,000
Provision Balance		296,358,000	353,926,000
Judicial deposits		(62,334,000)	(91,596,000)
Balance provision at the end for the period		234,024,000	262,330,000
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	215,553,000	215,553,000	139,435,000
Payments		(9,176,000)	(6,795,000)
Reversal		(55,513,000)	(1,951,000)
Additions		14,056,000	72,605,000
Monetary adjustment		20,491,000	12,259,000
Provision Balance		185,411,000	215,553,000
Judicial deposits		(21,238,000)	(20,076,000)
Balance provision at the end for the period		164,173,000	195,477,000
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,127,725,000	2,127,725,000	2,155,545,000
Payments
Reversal		(32,368,000)	(27,820,000)
Additions
Monetary adjustment
Provision Balance		2,095,357,000	2,127,725,000
Balance provision at the end for the period		R$ 2,095,357,000	R$ 2,127,725,000
Possible losses and remote losses | Tax and social security
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	58	56
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item		1,152	1,178
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item		73	97
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss		R$ 132,808,000	R$ 133,281
Possible losses and remote losses | Tax contingent liability | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss		R$ 1,962,549,000	R$ 1,994,444